Property, plant and equipment, net (Tables)	6 Months Ended
Sep. 30, 2017
Property, plant and equipment, net
Schedule of property, plant and equipment, net

	March 31,	September 30,
	2017	2017	2017
	RMB	RMB	US$

Buildings	593,369	593,713	89,236
Leasehold improvements	14,864	14,864	2,234
Machineries	154,359	151,929	22,835
Motor vehicles	17,152	18,202	2,736
Furniture, fixtures and equipment	44,266	47,504	7,140
Construction-in-progress	2,806	3,947	593

	826,816	830,159	124,774
Less: Accumulated depreciation	(275,382)	(288,547)	(43,369)

Total property, plant and equipment, net	551,434	541,612	81,405